LEASES AND RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
LEASES AND RIGHT OF USE ASSETS

10. LEASES AND RIGHT OF USE ASSETS

The Company records right of use assets for its corporate headquarters and, starting in 2023, compressors that are used for its field operations.

Right of Use Assets
Balance at January 1, 2022	$38
Additions	61
Depreciation	(51)
Balance at December 31, 2022	$48
Additions	1,984
Depreciation	(842)
Balance at December 31, 2023	$1,190

Kolibri Global Energy Inc.

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2023 and 2022

(Audited, expressed in thousands of United States dollars)

The amount of interest accretion recorded in the statement of operations totaled $103 and $3 for the years ended December 31, 2023 and 2022, respectively. The Company has leases for right of use assets totaling $510 that have not commenced as of December 31, 2023.